Share Capital	12 Months Ended
Dec. 31, 2020
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Share Capital
Note 15—Share Capital
The share capital of Ascendis Pharma A/S consists of 53,750,386 fully paid shares at a nominal value of DKK 1, all in the same share class.
The number of shares of the Company are as follows:

	2020	2019	2018	2017	2016
Changes in share capital
Beginning of year	47,985,837	42,135,448	36,984,292	32,421,121	25,128,242
Increase through cash contribution	5,764,549	5,850,389	5,151,156	4,563,171	7,292,879

End of year	53,750,386	47,985,837	42,135,448	36,984,292	32,421,121